Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We have developed and maintain a cybersecurity risk management program, consisting of cybersecurity policies, procedures, compliance and awareness programs to mitigate risk and to ensure compliance with security, availability and confidentiality trust principles. The cybersecurity process has been integrated into our overall risk management system and process, and is solely internally managed. Management is responsible for identifying risks that threaten achievement of the control activities stated in the management’s description of the services organizations systems. Management has implemented a process for identifying relevant risks that could affect the organization’s ability to provide secure and reliable service to its users. The risk assessment occurs annually, or as business needs change, and covers identification of risks that could act against the company’s objectives as well as specific risks related to a compromise to the security of data.The level of each identified risk is determined by considering the impact of the risk itself and the likelihood of the risk materializing and high scoring risks are actioned upon. Risks are analyzed to determine whether the risk meets company risk acceptance criteria to be accepted or whether a mitigation plan will be applied. Mitigation plans include both the individual or department responsible for the plan and may include budget considerations.

The oversight of cybersecurity threats is undertaken by Craig Bentley, our Director of Finance & Compliance and is supported by management. Our board of directors considers cybersecurity risk as part of its risk oversight function and has also designated the audit and risk committee to oversee cybersecurity and other information security risks. The audit and risk committee reviews our cybersecurity management and strategy periodically and receives regular reports from the management on our cybersecurity risks. In addition our management updates the audit committee, where it deems appropriate, regarding cybersecurity incidents it considers to be significant.

As of the date of the filing of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

As of the date of this annual report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.